Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Summary of Inventories

(CAD$ in millions)	December 31, 2022	December 31, 2021
Supplies	$1,045	$797
Raw materials	278	250
Work in process	857	741
Finished products	718	728
	2,898	2,516
Less non-current portion (Note 14)	(213)	(126)
	$2,685	$2,390